THE ADVISORS' INNER CIRCLE FUND II (THE "TRUST")

                  CHAMPLAIN EMERGING MARKETS FUND (THE "FUND")

                   SUPPLEMENT DATED DECEMBER 30, 2015 TO THE
              PROSPECTUS, DATED OCTOBER 8, 2015 (THE "PROSPECTUS")

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
     THE PROSPECTUS, AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

At the recommendation of Champlain Investment Partners LLC ("Champlain"), the Fund's investment adviser, the Board of Trustees of the Trust has approved the following:

     o A reduction of the investment advisory fee payable by the Fund to Champlain from 1.35% of the Fund's average daily net assets to 1.10% of the Fund's average daily net assets; and

     o A reduction of the level at which Champlain has contractually agreed to cap the Fund's Total Annual Fund Operating Expenses (excluding certain expenses) from 1.85% to 1.60% of the average daily net assets of the Fund's Advisor Shares and from 1.60% to 1.35% of the average daily net assets of the Fund's Institutional Shares.

Accordingly, effective immediately, the Fund's Prospectus is amended and supplemented as follows:

1.   In the "Fund Fees and Expenses" summary section:

     a) The "Annual Fund Operating Expenses" table is hereby deleted and replaced with the following:

--------------------------------------------------------------------------------
                                                        ADVISOR    INSTITUTIONAL
                                                        SHARES        SHARES
--------------------------------------------------------------------------------
Management Fees(1)                                       1.10%         1.10%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                0.25%         None
--------------------------------------------------------------------------------
Other Expenses(2)                                        1.23%         1.23%
--------------------------------------------------------------------------------
Acquired Fund Fees and Expenses                          0.01%         0.01%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses(3)                  2.59%         2.34%
--------------------------------------------------------------------------------
Less Fee Reductions and/or Expense Reimbursements       (0.98)%       (0.98)%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses after Fee
Reductions and/or Expense Reimbursements(3,4)            1.61%         1.36%
--------------------------------------------------------------------------------

(1)  Management Fees have been restated to reflect current fees.
(2) The Fund operated as the New Sheridan Developing World Fund (the "Predecessor Fund"), a series of ALPS Series Trust, prior to November 16, 2015, at which time, the Predecessor Fund was reorganized into the Fund (the "Reorganization"). Accordingly, the Fund's "Total Annual Fund Operating Expenses" have been restated to reflect expenses expected to be incurred for the Fund for the current fiscal year.

(3) The Total Annual Fund Operating Expenses in this fee table, both before and after fee reductions and/or expense reimbursements, do not correlate to the expense ratio in the Fund's Financial Highlights because Management Fees have been restated to reflect current fees and the Fund's "Total Annual Fund Operating Expenses" have been restated to reflect expenses expected to be incurred for the Fund for the current fiscal year.
(4) Champlain Investment Partners, LLC (the "Adviser") has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses and extraordinary expenses (collectively, "excluded expenses")) from exceeding 1.60% and 1.35% of the Fund's average daily net assets of the Advisor Shares and the Institutional Shares, respectively, until November 16, 2017. In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense caps, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense caps to recover all or a portion of its or the Predecessor Fund's adviser's prior fee reductions or expense reimbursements made during the preceding three-year period during which this Agreement (or any prior agreement) was in place. This Agreement may be terminated: (i) by the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund II (the "Trust"), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on November 16, 2017.

     b) The "Example" table is hereby deleted and replaced with the following:

--------------------------------------------------------------------------------
                                       1 YEAR  3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
             Advisor Shares             $164     $613     $1,385     $3,419
--------------------------------------------------------------------------------
          Institutional Shares          $138     $547     $1,324     $3,371
--------------------------------------------------------------------------------

2. The second paragraph under the "Investment Adviser" heading of the Prospectus is hereby deleted and replaced with the following:

     For its services to the Fund, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 1.10% of the average daily net assets of the Fund. Prior to November 28, 2015, the management fee for the Fund was 1.35%. The Adviser has contractually agreed to reduce fees and reimburse expenses to the extent necessary in order to keep total annual Fund operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses (collectively, "excluded expenses")) from exceeding 1.60% of the average daily net assets of the Advisor Shares and 1.35% of the average daily net assets of the Institutional Shares until November 16, 2017. Prior to November 28, 2015, the expense cap for the Fund's Advisor Shares and Institutional Shares was 1.85% and 1.60%, respectively. In addition, if at any point total annual Fund operating expenses (not including excluded expenses) are below the Fund's expense cap, the Adviser may receive from the Fund the difference between the total annual Fund operating expenses (not including excluded expenses) and the expense cap to recover all or a portion of its or the Predecessor Fund's adviser's prior fee reductions or expense limitation reimbursements made during the preceding three-year period during which this Agreement (or any prior agreement) was in place. This Agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on November 16, 2017.


              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                                                 CSC-SK-008-0100

                THE ADVISORS' INNER CIRCLE FUND II (THE "TRUST")

                  CHAMPLAIN EMERGING MARKETS FUND (THE "FUND")

                   SUPPLEMENT DATED DECEMBER 30, 2015 TO THE
     STATEMENT OF ADDITIONAL INFORMATION, DATED OCTOBER 8, 2015 (THE "SAI")

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
            THE SAI, AND SHOULD BE READ IN CONJUNCTION WITH THE SAI.

At the recommendation of Champlain Investment Partners LLC ("Champlain"), the Fund's investment adviser, the Board of Trustees of the Trust has approved the following:

     o A reduction of the investment advisory fee payable by the Fund to Champlain from 1.35% of the Fund's average daily net assets to 1.10% of the Fund's average daily net assets; and

     o A reduction of the level at which Champlain has contractually agreed to cap the Fund's Total Annual Fund Operating Expenses (excluding certain expenses) from 1.85% to 1.60% of the average daily net assets of the Fund's Advisor Shares and from 1.60% to 1.35% of the average daily net assets of the Fund's Institutional Shares.

Accordingly, effective immediately, the Fund's SAI is amended and supplemented as follows:

The third paragraph under "The Adviser" heading is hereby deleted and replaced with the following:

     ADVISORY FEES PAID TO THE ADVISER. For its services under the Advisory Agreement, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 1.10% of the average daily net assets of the Fund. Prior to November 28, 2015, the management fee for the Fund was 1.35%. The Adviser has contractually agreed to reduce fees and reimburse expenses to the extent necessary in order to keep total annual Fund operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses (collectively, "excluded expenses")) from exceeding 1.60% of the average daily net assets of the Advisor Shares and 1.35% of the average daily net assets of the Institutional Shares until November 16, 2017. Prior to November 28, 2015, the expense cap for the Fund's Advisor Shares and Institutional Shares was 1.85% and 1.60%, respectively. The Adviser may renew these contractual fee waivers for subsequent periods. If at any point total annual Fund operating expenses (not including excluded expenses) are below the Fund's expense cap, the Adviser may receive from the Fund the difference between the total annual Fund operating expenses (not including excluded expenses) and the expense cap to recover all or a portion of its or the Predecessor Adviser's prior fee reductions or expense limitation reimbursements made during the preceding three-year period during which this Agreement (or any prior agreement) was in place.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                                                 CSC-SK-009-0100